Schedule of Maturities of the Bank Borrowings (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Debt Disclosure [Abstract]
2024 (remaining)	$ 267,697	$ 2,090,259
2025	535,394	4,180,517
2026	269,526	2,104,539
Total bank borrowings repayments	1,072,617	8,375,315
Less: imputed interest	(44,809)	(349,881)
Total	$ 1,027,808	$ 8,025,434	$ 9,926,756